SUPPLEMENTAL CASH FLOW DISCLOSURE - Schedule of Change in Non-cash Working Capital Items (Details) - USD ($)	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Statement of cash flows [abstract]
Inventories	$ 7,515,614	$ (7,587,116)
Accounts receivable	(9,446,490)	(25,395,951)
Prepaid expenses	(2,252,240)	(706,031)
Trade and other payables	(10,741,783)	10,391,961
Deferred revenue and other deferred liabilities	(6,206,075)	80,752
Net change in non-cash working capital items	(21,130,974)	(23,216,385)
Payables, acquisition of intangible assets	1,111,914	665,590	$ 634,331	$ 4,757,926
Payables, acquisition of property, plant and equipment	$ 8,197,410	$ 11,966,566	$ 11,750,398	$ 16,229,912